Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The Company has $9,339,200 of net operating losses to carry forward to offset taxable income in future years which expire through fiscal 2034. For the years ended December 31, 2014 and 2013, the valuation allowance established against the deferred tax assets increased by $145,796 and $82,201, respectively.

The components of the net deferred tax asset at December 31, 2014 and 2013, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	2014 $	2013 $

Loss Before Taxes	(712,087)	(441,973)
Statutory rate	34%	34%

Computed expected tax recovery	(242,110)	(150,271)
Non-deductible expenses	121,497	67,573
Change in valuation allowance	120,613	82,698

Reported income taxes	—	—

	2014 $	2013 $

Deferred tax asset
Cumulative net operating losses	3,194,453	3,073,840
Less valuation allowance	(3,194,453)	(3,073,840)

Net deferred tax asset	—	—

 The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating:

		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	243,200	2033
December 31, 2014	354,700	2034

	9,339,200